CERTAIN TRANSACTIONS (Details 6) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Employee Related Obligations.	$ 718,000,000	$ 859,000,000
Additional paid in capital	23,471,000,000	23,409,000,000
Rimsa PPA [Member]
Business Acquisition [Line Items]
Other Current Assets.	97,000,000
Deferred taxes and other noncurrent assets	144,000,000
In-process research and development	338,000,000
Goodwil	1,933,000,000
Total assets acquired	2,512,000,000
Deferred Income Taxes .	68,000,000
Other Current Liabilities	123,000,000
Total liabilities assumed	191,000,000
Net assets acquired	2,321,000,000
Takeda PPA [Member]
Business Acquisition [Line Items]
Inventories.	134,000,000
Goodwil	698,000,000
Product Rights	1,491,000,000
Total assets acquired	2,323,000,000
Deferred Income Taxes .	498,000,000
Total liabilities assumed	498,000,000
Net assets acquired	1,825,000,000
Actavis PPA [Member]
Business Acquisition [Line Items]
Inventories.	1,664,000,000
Trade Receivable	3,210,000,000
Property Plant And Equipment	1,265,000,000
Cash and cash equivalents	84,000,000
Other non-current assets.	24,000,000
Other Current Assets.	2,026,000,000
In-process research and development	5,617,000,000
Goodwil	25,153,000,000
Product Rights	8,154,000,000
Trade names	429,000,000
Total assets acquired	47,626,000,000
Sales Reserves And Allowances.	2,036,000,000
Employee Related Obligations.	147,000,000
Trade Payables	438,000,000
Accrued expenses.	1,044,000,000
Deferred Income Taxes .	4,000,000,000
Other Current Liabilities	691,000,000
Total liabilities assumed	8,356,000,000
Net assets acquired	39,270,000,000
Acquisition Cash Consideration	33,878,000,000
BusinessCombinationConsiderationTransferredEquityInterestsIssuedAndIssuable	5,065,000,000
Business Combination Consideration Transferred Equity Based Compensation	302,000,000
Contingent Consideration 2	25,000,000
Total fair value of consideration transferred	39,270,000,000
Actavis Held For Sale [Member]
Business Acquisition [Line Items]
Trade receivables.	0	59,000,000
Inventory Held For Sale	35,000,000	63,000,000
Other Current Asset HeldForSale	0	1,000,000
Deferred income taxes.	7,000,000	7,000,000
Assets Held For Sale Property Plant And Equipments	93,000,000	36,000,000
Identifiable Intangible Assets Net Held For Sale	238,000,000	675,000,000
Goodwill Reclass	905,000,000
Total Assets Of The Disposal Group Classified As Held For Sale In The Consolidated Balance Sheets	1,278,000,000	841,000,000
Account Payable And Accruals Held For Sale	0	83,000,000
Other current liabilities.	0	10,000,000
Other Taxes AndLong Term Liabilities Held For Sale	38,000,000	23,000,000
Total Liabilities Of The Disposal Group Classified As Held For Sale In The Consolidated Balance Sheet	38,000,000	116,000,000
Actavis Preliminary Values [Member]
Business Acquisition [Line Items]
Inventories.		1,670,000,000
Trade Receivable		3,211,000,000
Property Plant And Equipment		1,370,000,000
Cash and cash equivalents		84,000,000
Other non-current assets.		24,000,000
Other Current Assets.		2,050,000,000
In-process research and development		5,006,000,000
Goodwil		24,192,000,000
Product Rights		8,640,000,000
Trade names		417,000,000
Total assets acquired		46,664,000,000
Sales Reserves And Allowances.		1,988,000,000
Employee Related Obligations.		134,000,000
Trade Payables		441,000,000
Accrued expenses.		920,000,000
Deferred Income Taxes .		3,493,000,000
Other Current Liabilities		376,000,000
Total liabilities assumed		7,352,000,000
Net assets acquired		$ 39,312,000,000
Actavis Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Inventories.	(6,000,000)
Trade Receivable	(1,000,000)
Property Plant And Equipment	(105,000,000)
Cash and cash equivalents	0
Other non-current assets.	0
Other Current Assets.	(24,000,000)
In-process research and development	611,000,000
Goodwil	961,000,000
Product Rights	(486,000,000)
Trade names	12,000,000
Total assets acquired	962,000,000
Sales Reserves And Allowances.	48,000,000
Employee Related Obligations.	13,000,000
Trade Payables	(3,000,000)
Accrued expenses.	124,000,000
Deferred Income Taxes .	507,000,000
Other Current Liabilities	315,000,000
Total liabilities assumed	1,004,000,000
Net assets acquired	(42,000,000)
Women Health [Member]
Business Acquisition [Line Items]
Paragard Sale Agreement	1,100,000,000
Sale Agreement With Cvc Capital Partners Fund Vi	703,000,000
Sale Agreement With Foundation Consumer Health Care	$ 675,000,000